Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2013
Operating Revenue
Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)

Charterer	2013	2012	2011
HMM Korea	27%	24%	15%
CMA CGM	24%	24%	17%
Hanjin	17%	17%	18%
YML	10%	10%	14%
ZIM	Under 10%	Under 10%	11%
CSCL	Under 10%	Under 10%	10%